Ameritas Life Insurance Corp. 5900 O Street / Lincoln, NE 68510

Transmitted via EDGAR on 8-1-2016

August 1, 2016

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Attention: Filing Desk

RE:	Ameritas Life Insurance Corp. (Depositor)

Ameritas Life Insurance Corp. Separate Account LLVA (1940 Act No. 811-07661) (Registrant)

Ameritas Advisor No-Load VA (1933 Act No. 333-205138)

Rule 497(j) Certification

Dear Sir or Madam:

In lieu of filing with the Securities and Exchange Commission ("SEC") the definitive prospectus dated July 28, 2016, for Ameritas Life Insurance Corp Separate Account LLVA ("Separate Account"), File No. 333-205138, as otherwise required by Rule 497(c) under the Securities Act of 1933, Ameritas Life Insurance Corp., on behalf of the Separate Account, hereby certifies that:

1.	The form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 2 to the Separate Account’s registration statement for File No. 333-205138 on Form N-4 filed with the SEC on July 28, 2016; and

2.	The text of Post-Effective Amendment No. 2 to the Separate Account’s registration statement for File No. 333-205138 on Form N-4 has been filed electronically via EDGAR.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847.

Sincerely,

/s/ Ann D. Diers

Ann D. Diers

Vice President & Associate General Counsel,

Variable Contracts & AIC